Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary Shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized	489,796,040	489,796,040
Ordinary Shares, shares issued (in Shares)	45,829,373	44,096,040
Ordinary Shares, shares outstanding (in Shares)	45,829,373	44,096,040
Class B Ordinary Shares
Ordinary Shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized	10,203,960	10,203,960
Ordinary Shares, shares issued (in Shares)	10,203,960	10,203,960
Ordinary Shares, shares outstanding (in Shares)	10,203,960	10,203,960